Exhibit 99.1

SLC Student Loan Trust 2010-01 Quarterly Servicing Report
Distribution Date	05/28/2013
Collection Period	02/01/2013 - 04/30/2013

I. Deal Parameters

A	Student Loan Portfolio Characteristics		01/31/2013	04/30/2013
	Principal Balance		$600,682,969.45	$585,194,074.16
	Interest to be Capitalized Balance		6,727,716.18	6,458,251.34

	Pool Balance		$607,410,685.63	$591,652,325.50
	Capitalized Interest Account Balance		$48,000,000.00	$48,000,000.00
	Specified Reserve Account Balance		1,518,526.71	1,479,130.81

	Adjusted Pool(1)		$656,929,212.34	$641,131,456.31
	Weighted Average Coupon (WAC)		5.52%	5.52%
	Weighted Average Remaining Term		185.92	184.70
	Number of Loans		69,348	66,268
	Number of Borrowers		31,475	30,079
	Aggregate Outstanding Principal Balance - Tbill		$23,680,470.48	$23,150,226.52
	Aggregate Outstanding Principal Balance - LIBOR		$583,730,215.15	$568,502,098.98
	Pool Factor		0.758676826	0.738994093
	Since Issued Constant Prepayment Rate		5.52%	5.40%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	02/25/2013	05/28/2013
	A	78444WAA7	$601,026,148.98	$581,378,881.11

C	Account Balances		02/25/2013	05/28/2013
	Reserve Account Balance		$1,518,526.71	$1,479,130.81
	Capitalized Interest Account Balance		$48,000,000.00	$48,000,000.00

D	Asset / Liability		02/25/2013	05/28/2013
	Adjusted Pool Balance		$656,929,212.34	$641,131,456.31
	Total Notes		$601,026,148.98	$581,378,881.11
	Difference		$55,903,063.36	$59,752,575.20
	Parity Ratio		1.09301	1.10278

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2013 - 04/30/2013, Distribution Date 05/28/2013

II. Trust Activity 02/01/2013 through		04/30/2013

A	Student Loan Principal Receipts
	Borrower Principal	4,719,675.17
	Guarantor Principal	8,847,339.98
	Consolidation Activity Principal	5,069,243.23
	Seller Principal Reimbursement	8,047.81
	Servicer Principal Reimbursement	26.10
	Rejected Claim Repurchased Principal	940,613.21
	Other Principal Deposits	7,823.60

	Total Principal Receipts	$19,592,769.10

B	Student Loan Interest Receipts
	Borrower Interest	2,404,705.28
	Guarantor Interest	381,069.63
	Consolidation Activity Interest	111,174.74
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	3,048.40
	Servicer Interest Reimbursement	29,964.16
	Rejected Claim Repurchased Interest	108,805.28
	Other Interest Deposits	107,275.05

	Total Interest Receipts	$3,146,042.54

C	Reserves in Excess of Requirement	$39,395.90

D	Investment Income	$8,536.99

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	0.00

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(202,985.25)
	Consolidation Loan Rebate Fees to Dept. of Education	$(1,025,724.07)
	Floor Income Rebate Fees to Dept. of Education	$-

M	AVAILABLE FUNDS	$21,558,035.21

N	Non-Cash Principal Activity During Collection Period	$(4,103,873.81)

O	Non-Reimbursable Losses During Collection Period	$223,390.60

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$1,057,633.44

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2013 - 04/30/2013, Distribution Date 05/28/2013

III. 2010-01	Portfolio Characteristics

	04/30/2013				01/31/2013
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	5.26%	1,905	$11,437,662.51	1.955%	5.05%	2,022	$10,925,212.43	1.819%
GRACE	5.20%	639	$2,851,348.54	0.487%	5.88%	932	$6,243,036.67	1.039%
DEFERMENT	5.43%	13,047	$98,714,202.62	16.869%	5.39%	13,096	$97,313,551.88	16.200%
REPAYMENT: CURRENT	5.28%	29,413	$277,197,837.69	47.369%	5.28%	29,942	$280,808,685.98	46.748%
31-60 DAYS DELINQUENT	5.87%	2,980	$24,966,466.21	4.266%	5.91%	3,884	$30,760,269.08	5.121%
61-90 DAYS DELINQUENT	5.97%	1,985	$15,150,574.00	2.589%	5.84%	1,766	$13,297,634.65	2.214%
91-120 DAYS DELINQUENT	5.95%	1,362	$10,652,901.40	1.820%	5.80%	1,487	$11,067,286.81	1.842%
> 120 DAYS DELINQUENT	5.94%	4,755	$31,354,376.71	5.358%	5.85%	5,184	$32,711,656.63	5.446%
FORBEARANCE	5.94%	8,756	$104,735,585.85	17.898%	5.96%	8,919	$107,478,301.00	17.893%
CLAIMS IN PROCESS	5.86%	1,226	$7,330,948.75	1.253%	6.03%	1,759	$8,646,936.78	1.440%
AGED CLAIMS REJECTED	5.67%	200	$802,169.88	0.137%	5.77%	357	$1,430,397.54	0.238%

TOTAL		66,268	$585,194,074.16	100.00%		69,348	$600,682,969.45	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2013 - 04/30/2013, Distribution Date 05/28/2013

IV. 2010-01 Portfolio Characteristics (cont’d)

	04/30/2013	01/31/2013
Pool Balance	$591,652,325.50	$607,410,685.63
Total # Loans	66,268	69,348
Total # Borrowers	30,079	31,475
Weighted Average Coupon	5.52%	5.52%
Weighted Average Remaining Term	184.70	185.92
Non-Reimbursable Losses	$223,390.60	$306,903.07
Cumulative Non-Reimbursable Losses	$2,881,933.49	$2,658,542.89
Since Issued Constant Prepayment Rate (CPR)	5.40%	5.52%
Loan Substitutions	$-	$-
Rejected Claim Repurchases	$1,049,418.49	$338,486.24
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Interest Shortfall	$-	$-
Borrower Interest Accrued	$6,994,157.45	$7,418,365.56
Interest Subsidy Payments Accrued	$825,837.44	$875,803.37
Special Allowance Payments Accrued	$35,901.68	$36,637.26

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2013 - 04/30/2013, Distribution Date 05/28/2013

V. 2010-01 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.73%	25,952	$85,615,093.02	14.630%
- GSL - Unsubsidized	5.27%	19,330	98,887,906.46	16.898%
- PLUS (2) Loans	8.19%	958	11,642,174.54	1.989%
- SLS (3) Loans	3.40%	629	4,883,625.60	0.835%
- Consolidation Loans	5.71%	19,399	384,165,274.54	65.647%

Total	5.52%	66,268	$585,194,074.16	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	5.10%	38,015	$175,022,886.47	29.909%
- Two Year	5.51%	7,684	22,484,901.35	3.842%
- Technical	6.05%	1,165	3,506,705.39	0.599%
- Other	5.71%	19,404	384,179,580.95	65.650%

Total	5.52%	66,268	$585,194,074.16	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2013 - 04/30/2013, Distribution Date 05/28/2013

VI. 2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$21,558,035.21

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$25,000.00	$21,533,035.21

B	Primary Servicing Fee	$99,297.25	$21,433,737.96

C	Class A Noteholders’ Interest Distribution Amount	$1,786,470.09	$19,647,267.87

D	Class A Noteholders’ Principal Distribution Amount	$4,773,894.61	$14,873,373.26

E	Reserve Account Reinstatement	$-	$14,873,373.26

F	Additional Principal Distribution Amount	$14,873,373.26	$-

G	Carryover Servicing Fee	$-	$-

H	Unpaid Expenses of The Trustees + Irish Exchange	$-	$-

I	Excess Distribution Certificateholder	$-	$-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2013 - 04/30/2013, Distribution Date 05/28/2013

VII. 2010-01 Distributions
Distribution Amounts
A

Cusip/Isin	78444WAA7
Beginning Balance	$601,026,148.98
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	02/25/2013
Accrual Period End	05/28/2013
Daycount Fraction	0.25555556
Interest Rate*	1.16310%
Accrued Interest Factor	0.002972367
Current Interest Due	$1,786,470.09
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$1,786,470.09
Interest Paid	$1,786,470.09
Interest Shortfall	$-
Principal Paid	$19,647,267.87
Ending Principal Balance	$581,378,881.11
Paydown Factor	0.022979261
Ending Balance Factor	0.679975300

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www1.salliemae.com/salliemae/investor/slmtrust/extracts/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2013 - 04/30/2013, Distribution Date 05/28/2013

VIII. 2010-01 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$601,026,148.98
	Adjusted Pool Balance	$641,131,456.31
	Overcollateralization Amount	$44,879,201.94
	Principal Distribution Amount	$4,773,894.61
	Principal Distribution Amount Paid	$19,647,267.87
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,518,526.71
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,518,526.71
	Required Reserve Acct Balance	$1,479,130.81
	Release to Collection Account	$39,395.90
	Ending Reserve Account Balance	$1,479,130.81
C	Capitalized Interest Account
	Beginning Period Balance	$48,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$48,000,000.00

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2013 - 04/30/2013, Distribution Date 05/28/2013